Derivative instruments (Detail 1) - USD ($) $ in Millions		Dec. 31, 2018		Jan. 01, 2018	Dec. 31, 2017		Jan. 01, 2017
Derivative [Line Items]
PRV		$ 126,210	[1],[2],[3],[4]	$ 121,285	$ 121,285	[1],[2],[3],[4]	$ 155,642
Notional values related to PRV	[1],[2],[4],[5]	4,238,600			4,167,700
NRV		125,723	[1],[2],[4],[6],[7]	119,196	119,137	[1],[2],[4],[6],[7]	151,121
Notional values related to NRV	[1],[2],[4],[5]	4,163,400			3,978,600
Other notional values	[1],[2],[4],[5],[8]	10,893,600			10,828,000
Derivative loan commitments		0			0
Interest rate risk
Derivative [Line Items]
PRV	[1],[3],[4]	37,100			45,200
Notional values related to PRV	[1],[4],[5]	1,051,100			1,171,600
NRV	[1],[4],[7]	32,700			39,400
Notional values related to NRV	[1],[4],[5]	1,021,300			1,070,500
Other notional values	[1],[4],[5],[8]	10,778,800			10,732,800
Credit derivative contracts
Derivative [Line Items]
PRV	[1],[3],[4]	1,900			2,900
Notional values related to PRV	[1],[4],[5]	74,500			94,100
NRV	[1],[4],[7]	2,700			3,900
Notional values related to NRV	[1],[4],[5]	78,300			100,800
Other notional values	[1],[4],[5],[8]				1,200
Foreign exchange contracts
Derivative [Line Items]
PRV	[1],[3],[4]	53,500			48,400
Notional values related to PRV	[1],[4],[5]	2,625,700			2,450,300
NRV	[1],[4],[7]	53,400			46,700
Notional values related to NRV	[1],[4],[5]	2,517,300			2,250,000
Other notional values	[1],[4],[5],[8]	400			400
Equity / index contracts
Derivative [Line Items]
PRV	[1],[3],[4]	31,400			22,800
Notional values related to PRV	[1],[4],[5]	408,900			390,200
NRV	[1],[4],[7]	35,000			27,400
Notional values related to NRV	[1],[4],[5]	488,800			499,200
Other notional values	[1],[4],[5],[8]	105,900			85,000
Commodity contracts
Derivative [Line Items]
PRV	[1],[3],[4]	1,800			1,800
Notional values related to PRV	[1],[4],[5]	46,400			33,900
NRV	[1],[4],[7]	1,500			1,600
Notional values related to NRV	[1],[4],[5]	38,500			37,800
Other notional values	[1],[4],[5],[8]	8,600			8,600
Unsettled purchases of non-derivative financial instruments
Derivative [Line Items]
PRV	[1],[3],[4],[9]	200			100
Notional values related to PRV	[1],[4],[5],[9]	17,000			12,400
NRV	[1],[4],[7],[9]	100			100
Notional values related to NRV	[1],[4],[5],[9]	6,000			11,200
Unsettled sales of non-derivative financial instruments
Derivative [Line Items]
PRV	[1],[3],[4],[9]	400			100
Notional values related to PRV	[1],[4],[5],[9]	15,100			15,200
NRV	[1],[4],[7],[9]	200			100
Notional values related to NRV	[1],[4],[5],[9]	13,200			9,000
Forward contracts | Over-the-counter (OTC) contracts | Interest rate risk
Derivative [Line Items]
PRV	[1],[3],[4]	0			100
Notional values related to PRV	[1],[4],[5]	1,400			22,600
NRV	[1],[4],[7]	100			300
Notional values related to NRV	[1],[4],[5]	3,100			8,500
Other notional values	[1],[4],[5],[8]	2,873,900			2,381,200
Forward contracts | Over-the-counter (OTC) contracts | Foreign exchange contracts
Derivative [Line Items]
PRV	[1],[3],[4]	20,300			17,600
Notional values related to PRV	[1],[4],[5]	708,700			699,000
NRV	[1],[4],[7]	20,900			18,300
Notional values related to NRV	[1],[4],[5]	731,200			709,500
Forward contracts | Over-the-counter (OTC) contracts | Equity / index contracts
Derivative [Line Items]
PRV	[1],[3],[4]	0			0
Notional values related to PRV	[1],[4],[5]	0			0
NRV	[1],[4],[7]	0			0
Notional values related to NRV	[1],[4],[5]	0			0
Forward contracts | Over-the-counter (OTC) contracts | Commodity contracts
Derivative [Line Items]
PRV	[1],[3],[4]	100			100
Notional values related to PRV	[1],[4],[5]	3,200			3,000
NRV	[1],[4],[7]	100			100
Notional values related to NRV	[1],[4],[5]	3,400			3,900
Forward contracts | Exchange-traded contracts | Commodity contracts
Derivative [Line Items]
PRV	[1],[3],[4]	0			200
Notional values related to PRV	[1],[4],[5]	6,600			9,600
NRV	[1],[4],[7]	0			0
Notional values related to NRV	[1],[4],[5]	5,400			8,100
Swaps | Over-the-counter (OTC) contracts | Interest rate risk
Derivative [Line Items]
PRV	[1],[3],[4]	29,500			36,300
Notional values related to PRV	[1],[4],[5]	459,800			553,200
NRV	[1],[4],[7]	23,500			29,000
Notional values related to NRV	[1],[4],[5]	441,800			465,500
Other notional values	[1],[4],[5],[8]	7,189,100			7,724,900
Swaps | Over-the-counter (OTC) contracts | Equity / index contracts
Derivative [Line Items]
PRV	[1],[3],[4]	4,700			3,400
Notional values related to PRV	[1],[4],[5]	78,500			73,000
NRV	[1],[4],[7]	5,600			5,700
Notional values related to NRV	[1],[4],[5]	86,300			103,000
Swaps | Over-the-counter (OTC) contracts | Commodity contracts
Derivative [Line Items]
PRV	[1],[3],[4]	700			200
Notional values related to PRV	[1],[4],[5]	15,200			8,700
NRV	[1],[4],[7]	400			400
Notional values related to NRV	[1],[4],[5]	9,900			13,100
Options | Over-the-counter (OTC) contracts | Interest rate risk
Derivative [Line Items]
PRV	[1],[3],[4]	7,600			8,700
Notional values related to PRV	[1],[4],[5]	562,200			572,600
NRV	[1],[4],[7]	9,000			10,100
Notional values related to NRV	[1],[4],[5]	550,000			561,400
Options | Over-the-counter (OTC) contracts | Foreign exchange contracts
Derivative [Line Items]
PRV	[1],[3],[4]	8,300			6,300
Notional values related to PRV	[1],[4],[5]	613,800			438,100
NRV	[1],[4],[7]	7,800			6,000
Notional values related to NRV	[1],[4],[5]	577,400			407,900
Options | Over-the-counter (OTC) contracts | Equity / index contracts
Derivative [Line Items]
PRV	[1],[3],[4]	5,500			6,000
Notional values related to PRV	[1],[4],[5]	97,600			78,600
NRV	[1],[4],[7]	7,200			8,400
Notional values related to NRV	[1],[4],[5]	139,600			128,200
Options | Over-the-counter (OTC) contracts | Commodity contracts
Derivative [Line Items]
PRV	[1],[3],[4]	400			300
Notional values related to PRV	[1],[4],[5]	18,600			11,600
NRV	[1],[4],[7]	300			100
Notional values related to NRV	[1],[4],[5]	16,100			8,100
Options | Exchange-traded contracts | Interest rate risk
Derivative [Line Items]
PRV	[1],[3],[4]	0			0
Notional values related to PRV	[1],[4],[5]	27,700			23,200
NRV	[1],[4],[7]	0			0
Notional values related to NRV	[1],[4],[5]	26,300			35,200
Other notional values	[1],[4],[5],[8]	199,700			159,400
Options | Exchange-traded contracts | Foreign exchange contracts
Derivative [Line Items]
PRV	[1],[3],[4]	0			0
Notional values related to PRV	[1],[4],[5]	3,600			4,800
NRV	[1],[4],[7]	0			100
Notional values related to NRV	[1],[4],[5]	5,300			5,700
Options | Exchange-traded contracts | Equity / index contracts
Derivative [Line Items]
PRV	[1],[3],[4]	10,100			7,100
Notional values related to PRV	[1],[4],[5]	232,800			238,600
NRV	[1],[4],[7]	9,000			7,100
Notional values related to NRV	[1],[4],[5]	262,800			268,000
Other notional values	[1],[4],[5],[8]	34,100			31,800
Options | Exchange-traded contracts | Commodity contracts
Derivative [Line Items]
PRV	[1],[3],[4]	100			0
Notional values related to PRV	[1],[4],[5]	2,900			1,000
NRV	[1],[4],[7]	0			100
Notional values related to NRV	[1],[4],[5]	3,700			4,600
Other notional values	[1],[4],[5]	100			300
Futures | Exchange-traded contracts | Interest rate risk
Derivative [Line Items]
Other notional values	[1],[4],[5],[8]	516,100			467,300
Futures | Exchange-traded contracts | Foreign exchange contracts
Derivative [Line Items]
Other notional values	[1],[4]	400			400
Futures | Exchange-traded contracts | Equity / index contracts
Derivative [Line Items]
Other notional values	[1],[4],[5],[8]	71,700			53,300
Futures | Exchange-traded contracts | Commodity contracts
Derivative [Line Items]
Other notional values	[1],[4],[5]	8,500			8,400
Agency transactions | Exchange-traded contracts | Interest rate risk
Derivative [Line Items]
PRV	[1],[3],[4],[10]	0			0
NRV	[1],[4],[7],[10]	100			0
Agency transactions | Exchange-traded contracts | Foreign exchange contracts
Derivative [Line Items]
PRV	[1],[3],[4],[10]	0			0
NRV	[1],[4],[7],[10]	100			0
Agency transactions | Exchange-traded contracts | Equity / index contracts
Derivative [Line Items]
PRV	[1],[3],[4],[10]	11,200			6,300
NRV	[1],[4],[7],[10]	13,300			6,300
Agency transactions | Exchange-traded contracts | Commodity contracts
Derivative [Line Items]
PRV	[1],[3],[4],[10]	400			900
NRV	[1],[4],[7],[10]	700			900
Credit default swaps | Over-the-counter (OTC) contracts | Credit derivative contracts
Derivative [Line Items]
PRV	[1],[3],[4]	1,700			2,700
Notional values related to PRV	[1],[4],[5]	68,800			87,400
NRV	[1],[4],[7]	2,100			3,000
Notional values related to NRV	[1],[4],[5]	73,200			96,800
Other notional values	[1],[4],[5],[8]				1,200
Total return swaps | Over-the-counter (OTC) contracts | Credit derivative contracts
Derivative [Line Items]
PRV	[1],[3],[4]	200			200
Notional values related to PRV	[1],[4],[5]	3,000			2,300
NRV	[1],[4],[7]	600			900
Notional values related to NRV	[1],[4],[5]	3,700			4,000
Options and warrants | Over-the-counter (OTC) contracts | Credit derivative contracts
Derivative [Line Items]
PRV	[1],[3],[4]	0			0
Notional values related to PRV	[1],[4],[5]	2,700			4,400
NRV	[1],[4],[7]	0			0
Notional values related to NRV	[1],[4],[5]	1,400			100
Interest and currency swaps | Over-the-counter (OTC) contracts | Foreign exchange contracts
Derivative [Line Items]
PRV	[1],[3],[4]	24,800			24,400
Notional values related to PRV	[1],[4],[5]	1,299,700			1,308,500
NRV	[1],[4],[7]	24,600			22,300
Notional values related to NRV	[1],[4],[5]	1,203,500			1,126,900
UBS AG
Derivative [Line Items]
PRV		126,212	[1],[2],[3],[4]	121,286	121,286	[1],[2],[3],[4]	155,642
Notional values related to PRV	[1],[2],[4],[5]	4,238,700			4,167,700
NRV		125,723	[1],[2],[4],[6],[7]	$ 119,197	119,138	[1],[2],[4],[6],[7]	$ 151,121
Notional values related to NRV	[1],[2],[4],[5]	4,163,400			3,978,600
Other notional values	[1],[2],[4],[5],[8]	10,893,600			10,828,000
Derivative loan commitments		0			0
UBS AG | Interest rate risk
Derivative [Line Items]
PRV	[1],[3],[4]	37,100			45,200
Notional values related to PRV	[1],[4],[5]	1,051,100			1,171,600
NRV	[1],[4],[7]	32,700			39,400
Notional values related to NRV	[1],[4],[5]	1,021,300			1,070,500
Other notional values	[1],[4],[5],[8]	10,778,800			10,732,800
UBS AG | Credit derivative contracts
Derivative [Line Items]
PRV	[1],[3],[4]	1,900			2,900
Notional values related to PRV	[1],[4],[5]	74,500			94,100
NRV	[1],[4],[7]	2,700			3,900
Notional values related to NRV	[1],[4],[5]	78,300			100,800
Other notional values	[1],[4],[5],[8]				1,200
UBS AG | Foreign exchange contracts
Derivative [Line Items]
PRV	[1],[3],[4]	53,500			48,400
Notional values related to PRV	[1],[4],[5]	2,625,800			2,450,300
NRV	[1],[4],[7]	53,400			46,700
Notional values related to NRV	[1],[4],[5]	2,517,300			2,250,000
Other notional values	[1],[4],[5],[8]	400			400
UBS AG | Equity / index contracts
Derivative [Line Items]
PRV	[1],[3],[4]	31,400			22,800
Notional values related to PRV	[1],[4],[5]	408,900			390,200
NRV	[1],[4],[7]	35,000			27,400
Notional values related to NRV	[1],[4],[5]	488,800			499,200
Other notional values	[1],[4],[5],[8]	105,900			85,000
UBS AG | Commodity contracts
Derivative [Line Items]
PRV	[1],[3],[4]	1,800			1,800
Notional values related to PRV	[1],[4],[5]	46,400			33,900
NRV	[1],[4],[7]	1,500			1,600
Notional values related to NRV	[1],[4],[5]	38,500			37,800
Other notional values	[1],[4],[5],[8]	8,600			8,600
UBS AG | Unsettled purchases of non-derivative financial instruments
Derivative [Line Items]
PRV	[1],[3],[4],[9]	200			100
Notional values related to PRV	[1],[4],[5],[9]	17,000			12,400
NRV	[1],[4],[7],[9]	100			100
Notional values related to NRV	[1],[4],[5],[9]	6,000			11,200
UBS AG | Unsettled sales of non-derivative financial instruments
Derivative [Line Items]
PRV	[1],[3],[4],[9]	400			100
Notional values related to PRV	[1],[4],[5],[9]	15,100			15,200
NRV	[1],[4],[7],[9]	200			100
Notional values related to NRV	[1],[4],[5],[9]	13,200			9,000
UBS AG | Forward contracts | Over-the-counter (OTC) contracts | Interest rate risk
Derivative [Line Items]
PRV	[1],[3],[4]	0			100
Notional values related to PRV	[1],[4],[5]	1,400			22,600
NRV	[1],[4],[7]	100			300
Notional values related to NRV	[1],[4],[5]	3,100			8,500
Other notional values	[1],[4],[5],[8]	2,873,900			2,381,200
UBS AG | Forward contracts | Over-the-counter (OTC) contracts | Foreign exchange contracts
Derivative [Line Items]
PRV	[1],[3],[4]	20,300			17,600
Notional values related to PRV	[1],[4],[5]	708,800			699,000
NRV	[1],[4],[7]	20,900			18,300
Notional values related to NRV	[1],[4],[5]	731,200			709,500
UBS AG | Forward contracts | Over-the-counter (OTC) contracts | Equity / index contracts
Derivative [Line Items]
PRV	[1],[3],[4]	0			0
Notional values related to PRV	[1],[4],[5]	0			0
NRV	[1],[4],[7]	0			0
Notional values related to NRV	[1],[4],[5]	0			0
UBS AG | Forward contracts | Over-the-counter (OTC) contracts | Commodity contracts
Derivative [Line Items]
PRV	[1],[3],[4]	100			100
Notional values related to PRV	[1],[4],[5]	3,200			3,000
NRV	[1],[4],[7]	100			100
Notional values related to NRV	[1],[4],[5]	3,400			3,900
UBS AG | Forward contracts | Exchange-traded contracts | Commodity contracts
Derivative [Line Items]
PRV	[1],[3],[4]	0			200
Notional values related to PRV	[1],[4],[5]	6,600			9,600
NRV	[1],[4],[7]	0			0
Notional values related to NRV	[1],[4],[5]	5,400			8,100
UBS AG | Swaps | Over-the-counter (OTC) contracts | Interest rate risk
Derivative [Line Items]
PRV	[1],[3],[4]	29,500			36,300
Notional values related to PRV	[1],[4],[5]	459,800			553,200
NRV	[1],[4],[7]	23,500			29,000
Notional values related to NRV	[1],[4],[5]	441,800			465,500
Other notional values	[1],[4],[5],[8]	7,189,100			7,724,900
UBS AG | Swaps | Over-the-counter (OTC) contracts | Equity / index contracts
Derivative [Line Items]
PRV	[1],[3],[4]	4,700			3,400
Notional values related to PRV	[1],[4],[5]	78,500			73,000
NRV	[1],[4],[7]	5,600			5,700
Notional values related to NRV	[1],[4],[5]	86,300			103,000
UBS AG | Swaps | Over-the-counter (OTC) contracts | Commodity contracts
Derivative [Line Items]
PRV	[1],[3],[4]	700			200
Notional values related to PRV	[1],[4],[5]	15,200			8,700
NRV	[1],[4],[7]	400			400
Notional values related to NRV	[1],[4],[5]	9,900			13,100
UBS AG | Options | Over-the-counter (OTC) contracts | Interest rate risk
Derivative [Line Items]
PRV	[1],[3],[4]	7,600			8,700
Notional values related to PRV	[1],[4],[5]	562,200			572,600
NRV	[1],[4],[7]	9,000			10,100
Notional values related to NRV	[1],[4],[5]	550,000			561,400
UBS AG | Options | Over-the-counter (OTC) contracts | Foreign exchange contracts
Derivative [Line Items]
PRV	[1],[3],[4]	8,300			6,300
Notional values related to PRV	[1],[4],[5]	613,800			438,100
NRV	[1],[4],[7]	7,800			6,000
Notional values related to NRV	[1],[4],[5]	577,400			407,900
UBS AG | Options | Over-the-counter (OTC) contracts | Equity / index contracts
Derivative [Line Items]
PRV	[1],[3],[4]	5,500			6,000
Notional values related to PRV	[1],[4],[5]	97,600			78,600
NRV	[1],[4],[7]	7,200			8,400
Notional values related to NRV	[1],[4],[5]	139,600			128,200
UBS AG | Options | Over-the-counter (OTC) contracts | Commodity contracts
Derivative [Line Items]
PRV	[1],[3],[4]	400			300
Notional values related to PRV	[1],[4],[5]	18,600			11,600
NRV	[1],[4],[7]	300			100
Notional values related to NRV	[1],[4],[5]	16,100			8,100
UBS AG | Options | Exchange-traded contracts | Interest rate risk
Derivative [Line Items]
PRV	[1],[3],[4]	0			0
Notional values related to PRV	[1],[4],[5]	27,700			23,200
NRV	[1],[4],[7]	0			0
Notional values related to NRV	[1],[4],[5]	26,300			35,200
Other notional values	[1],[4],[5],[8]	199,700			159,400
UBS AG | Options | Exchange-traded contracts | Foreign exchange contracts
Derivative [Line Items]
PRV	[1],[3],[4]	0			0
Notional values related to PRV	[1],[4],[5]	3,600			4,800
NRV	[1],[4],[7]	0			100
Notional values related to NRV	[1],[4],[5]	5,300			5,700
UBS AG | Options | Exchange-traded contracts | Equity / index contracts
Derivative [Line Items]
PRV	[1],[3],[4]	10,100			7,100
Notional values related to PRV	[1],[4],[5]	232,800			238,600
NRV	[1],[4],[7]	9,000			7,100
Notional values related to NRV	[1],[4],[5]	262,800			268,000
Other notional values	[1],[4],[5],[8]	34,100			31,800
UBS AG | Options | Exchange-traded contracts | Commodity contracts
Derivative [Line Items]
PRV	[1],[3],[4]	100			0
Notional values related to PRV	[1],[4],[5]	2,900			1,000
NRV	[1],[4],[7]	0			100
Notional values related to NRV	[1],[4],[5]	3,700			4,600
Other notional values	[1],[4],[5]	100			300
UBS AG | Futures | Exchange-traded contracts | Interest rate risk
Derivative [Line Items]
Other notional values	[1],[4],[5],[8]	516,100			467,300
UBS AG | Futures | Exchange-traded contracts | Foreign exchange contracts
Derivative [Line Items]
Other notional values	[1],[4]	400			400
UBS AG | Futures | Exchange-traded contracts | Equity / index contracts
Derivative [Line Items]
Other notional values	[1],[4],[5],[8]	71,700			53,300
UBS AG | Futures | Exchange-traded contracts | Commodity contracts
Derivative [Line Items]
Other notional values	[1],[4],[5]	8,500			8,400
UBS AG | Agency transactions | Exchange-traded contracts | Interest rate risk
Derivative [Line Items]
PRV	[1],[3],[4],[10]	0			0
NRV	[1],[4],[7],[10]	100			0
UBS AG | Agency transactions | Exchange-traded contracts | Foreign exchange contracts
Derivative [Line Items]
PRV	[1],[3],[4],[10]	0			0
NRV	[1],[4],[7],[10]	100			0
UBS AG | Agency transactions | Exchange-traded contracts | Equity / index contracts
Derivative [Line Items]
PRV	[1],[3],[4],[10]	11,200			6,300
NRV	[1],[4],[7],[10]	13,300			6,300
UBS AG | Agency transactions | Exchange-traded contracts | Commodity contracts
Derivative [Line Items]
PRV	[1],[3],[4],[10]	400			900
NRV	[1],[4],[7],[10]	700			900
UBS AG | Credit default swaps | Over-the-counter (OTC) contracts | Credit derivative contracts
Derivative [Line Items]
PRV	[1],[3],[4]	1,700			2,700
Notional values related to PRV	[1],[4],[5]	68,800			87,400
NRV	[1],[4],[7]	2,100			3,000
Notional values related to NRV	[1],[4],[5]	73,200			96,800
Other notional values	[1],[4],[5],[8]				1,200
UBS AG | Total return swaps | Over-the-counter (OTC) contracts | Credit derivative contracts
Derivative [Line Items]
PRV	[1],[3],[4]	200			200
Notional values related to PRV	[1],[4],[5]	3,000			2,300
NRV	[1],[4],[7]	600			900
Notional values related to NRV	[1],[4],[5]	3,700			4,000
UBS AG | Options and warrants | Over-the-counter (OTC) contracts | Credit derivative contracts
Derivative [Line Items]
PRV	[1],[3],[4]	0			0
Notional values related to PRV	[1],[4],[5]	2,700			4,400
NRV	[1],[4],[7]	0			0
Notional values related to NRV	[1],[4],[5]	1,400			100
UBS AG | Interest and currency swaps | Over-the-counter (OTC) contracts | Foreign exchange contracts
Derivative [Line Items]
PRV	[1],[3],[4]	24,800			24,400
Notional values related to PRV	[1],[4],[5]	1,299,700			1,308,500
NRV	[1],[4],[7]	24,600			22,300
Notional values related to NRV	[1],[4],[5]	$ 1,203,500			$ 1,126,900

[1]
Derivative financial liabilities as of 31 December 2018 include USD 0.0 billion related to derivative loan commitments (31 December 2017: USD 0.0 billion). No notional amounts related to these commitments are included in this table, but they are disclosed within Note 34 under Loan commitments

[2]
Financial assets and liabilities are presented net on the balance sheet if UBS has the unconditional and legally enforceable right to offset the recognized amounts, both in the normal course of business and in the event of default, bankruptcy or insolvency of the entity and all of the counterparties, and intends either to settle on a net basis or to realize the asset and settle the liability simultaneously. Refer to Note 25 for more information on netting arrangements.

[3]	PRV: positive replacement value.
[4]
Upon adoption of IFRS 9 on 1 January 2018, certain forward starting repurchase and reverse repurchase agreements have been classified as measured at fair value through profit or loss and are recognized within derivative instruments. The fair value of these derivative instruments was not material as of 31 December 2018. No notional amounts related to these instruments are included in this table, but they are disclosed within Note 34 under Forward starting transactions.

[5]	In cases where replacement values are presented on a net basis on the balance sheet, the respective notional values of the netted replacement values are still presented on a gross basis.
[6]
Carrying value is fair value. Management believes that this best represents the cash flows that would have to be paid if these positions had to be settled or closed out. Refer to Note 28 for undiscounted cash flows of derivatives designated in hedge accounting relationships.

[7]	NRV: negative replacement value.
[8]
Other notional values relate to derivatives that are cleared through either a central counterparty or an exchange. The fair value of these derivatives is presented on the balance sheet net of the corresponding cash margin under Cash collateral receivables on derivative instruments and Cash collateral payables on derivative instruments and was not material for all periods presented.

[9]	Changes in the fair value of purchased and sold non-derivative financial instruments between trade date and settlement date are recognized as replacement values.
[10]	Notional values of exchange-traded agency transactions and OTC-cleared transactions entered into on behalf of clients are not disclosed as they have a significantly different risk profile.